NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
NATURE AND CONTINUANCE OF OPERATIONS
NATURE AND CONTINUANCE OF OPERATIONS
1.	NATURE AND CONTINUANCE OF OPERATIONS

Northern Dynasty Minerals Ltd. (the "Company") is incorporated under the laws of the Province of British Columbia, Canada, and its principal business activity is the exploration of mineral properties. The Company is listed on the Toronto Stock Exchange ("TSX") under the symbol "NDM" and on the NYSE American Exchange ("NYSE American") under the symbol "NAK". The Company’s corporate office is located at 1040 West Georgia Street, 14th floor, Vancouver, British Columbia.

The consolidated financial statements ("Financial Statements") of the Company as at and for the year ended December 31, 2024, include financial information for the Company and its subsidiaries (together referred to as the "Group" and individually as "Group entities"). The Company is the ultimate parent. The Group’s core mineral property interest is the Pebble Copper-Gold-Molybdenum-Silver-Rhenium Project (the "Pebble Project") located in Alaska, United States of America ("USA" or "US"). All US dollar amounts when presented are denoted "US$" and expressed in thousands, unless otherwise stated.

The Group is in the process of exploring and evaluating the Pebble Project and has not yet determined whether the Pebble Project contains mineral reserves that are economically recoverable. The Group’s continuing operations and the underlying value and recoverability of the amounts shown for the Group’s mineral property interests is entirely dependent upon the existence of economically recoverable mineral reserves; the ability of the Group to obtain financing to complete the exploration and development of the Pebble Project; the Group obtaining the necessary permits to mine; and future profitable production or proceeds from the disposition of the Pebble Project.

During the year ended December 31, 2024, the group raised net cash proceeds of $13,826 (US$10,000) from the second tranche pursuant the royalty agreement (note 3) and received $23 from the exercise of share purchase options.

As of December 31, 2024, the Group had $16,142 (December 31, 2023 – $18,200) in cash and cash equivalents for its operating requirements. However, the Company has a working capital (current assets minus current liabilities) deficit of $21,365 (2023 – working capital of $899). Working capital is impacted by the recognition in current liabilities of the convertible notes liability and derivative on convertible notes (note 7). These Financial Statements have been prepared based on a going concern, which assumes that the Group will be able to raise sufficient funds to continue its exploration and development activities and satisfy its obligations as they come due. During the year ended December 31, 2024, the Group incurred a net loss of $36,149 (2023 – $20,996) and had a deficit of $732,870 as of December 31, 2024 (2023 – $696,958). The Group has prioritized the allocation of its financial resources to meet key corporate and Pebble Project expenditure requirements in the near term, including funding the Group’s challenge of the US Environmental Protection Agency ("EPA")’s final determination and the US Army Corps of Engineers ("USACE") 2024 record of decision (both discussed below). Additional financing will be required to progress any material expenditures relating to the permitting of the Pebble Project. Additional financing may include any of or a combination of debt, equity (subject to terms of the convertible notes (note7)), royalties and/or contributions from possible new Pebble Project participants. Under the terms of the November 2023 amendment to the royalty agreement, the royalty holder may, at its option, complete the remaining investment of US$36 million in US$12 million tranches by July 26, 2025. In return the royalty holder will receive an aggregate of 6% of the payable gold production and 18% of the aggregate silver production from the Pebble Project. There can be no assurances that the Group will be successful in receiving this additional investment or obtaining additional financing or funding when required. If the Group is unable to raise the necessary capital resources and generate sufficient cash flows to meet obligations as they come due, the Group may, at some point, consider reducing or curtailing its operations. As a result, there is material uncertainty that raises substantial doubt about the Group’s ability to continue as a going concern.

These Financial Statements do not reflect adjustments to the carrying values and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern, and such adjustments could be material.

The Group, through the Pebble Limited Partnership ("Pebble Partnership”), initiated federal and state permitting for the Pebble Project under the National Environmental Protection Act ("NEPA") by filing documentation for a Clean Water Act ("CWA") 404 permit with the USACE in December 2017. The USACE published a draft Environmental Impact Statement ("EIS") in February 2019 and completed a 120-day public comment period thereon on July 2, 2019. In late July 2019, the EPA withdrew the determination initiated under Section 404(c) of the CWA in 2014 for the waters of Bristol Bay ("Proposed Determination"), which attempted to pre-emptively veto the Pebble Project before it received an objective, scientific regulatory review under NEPA. On July 24, 2020, the USACE published the final EIS. On November 25, 2020, the USACE issued a record of decision ("2020 ROD") rejecting the Pebble Partnership’s permit application, finding concerns with the proposed compensatory mitigation plan and determining the project would be contrary to the public interest. The 2020 ROD rejected the compensatory mitigation plan as ‘non-compliant’ and determined the project would cause ‘significant degradation’ and was contrary to the public interest. Based on this finding, the USACE rejected the Pebble Partnership’s permit application under the CWA. On January 19, 2021, the Pebble Partnership submitted its request for appeal of the 2020 ROD with the USACE Pacific Ocean Division ("USACE POD") (the "RFA"). On February 24, 2021, the USACE POD notified the Pebble Partnership that the RFA was complete and met the criteria for appeal and assigned a review officer ("RO") to oversee the administrative appeal process at that time but subsequently assigned a new RO. The USACE POD also indicated that due to the complexity of issues and volume of materials associated with the Pebble Project case, the review would take additional time than what federal regulations suggest, which was that the appeal should conclude within 90 days, and no case extend beyond one year. In June 2021, the USACE POD completed the ‘administrative record’ for the appeal and provided a copy to the Pebble Partnership, following which the Pebble Partnership and its legal counsel reviewed the voluminous record for completeness and relevance to the USACE’s permitting decision, and its sufficiency to support a fair, transparent, and efficient review. An appeal conference was held in July 2022. On April 25, 2023, the USACE POD issued its decision to remand the permit application denial to the USACE Alaska District (the "District") so the District can re-evaluate specific issues. As a result of the remand decision and in light of the EPA’s Final Determination (discussed below), the District was instructed to review the appeal decision and had 45 days to notify the parties how it plans to proceed. Six extensions were requested and granted. The District’s last extension was until the US Supreme Court acted on the State of Alaska’s bill of complaint challenging the EPA’s exercise of its CWA, Section 404(c) authority. On January 8, 2024, the US Supreme Court announced they would not hear the State’s complaint directly and it would have to go through the normal US federal court process. In April 2024, the District determined not to engage in the remand process. The District also issued a record of decision dated April 15, 2024, to deny the permit on the basis that the Pebble Project and portions of the required transportation and pipeline corridor fall within the "defined areas for prohibition" and the "defined area for restriction" in the EPA’s Final Determination. The further denial was stated by the District to be without prejudice and not subject to administrative appeal on the basis that the EPA’s Final Determination is a controlling factor that cannot be changed by a District decision maker. The District’s further determination is not based on the merits of the many technical issues raised in the Company’s appeal and is viewed by the Company as prejudicial to the Company and the Pebble Partnership as the EPA’s Final Determination is based on, in part, the rationale utilized by the District in its 2020 ROD which was not sustained by the administrative appeal decision.

On October 29, 2021, the court granted the EPA’s motion for remand and vacated the EPA’s 2019 withdrawal of the Proposed Determination decision, thus reinstating the Proposed Determination. The court declined to impose a schedule on the EPA’s proceedings on remand. On May 25, 2022, the EPA announced that it intended to advance its pre-emptive veto of the Pebble Project and issued a revised Proposed Determination. Public comments on the revised Proposed Determination closed on September 6, 2022. The Pebble Partnership submitted extensive comments on the Revised Proposed Determination, objecting to the EPA’s pre-emptive veto of the Pebble Project and stating its concerns about legal and factual flaws therein. On January 30, 2023, the EPA issued a Final Determination under Section 404(c) of the CWA, imposing limitations on the use of certain waters in the Bristol Bay watershed as disposal sites for certain discharges of dredged or fill material associated with development of a mine at the Pebble deposit. This Final Determination is the concluding step in the administrative process set forth in 40 C.F.R. Part 231, which governs the EPA’s authority under Section 404(c) to veto permit decisions. The Administrative Procedure Act ("APA"), 5 USC §551 et seq., which governs judicial review of agency decisions, provides that individuals aggrieved by agency action may seek judicial review of any "final agency action." The EPA’s administrative determination can be challenged by filing a lawsuit in US federal district court seeking reversal of that decision. On March 15, 2024, the Company announced that two separate actions had been filed in the US federal courts challenging the federal government’s actions to prevent it and the Pebble Partnership from building a mine at the Pebble Project. One action, filed in Federal District Court in Alaska, seeks to vacate the EPA’s Final Determination to veto a development at Pebble. The second action, filed in the US Court of Federal Claims in Washington, DC, claims the actions by the EPA constitute an unconstitutional "taking" of the Company’s and the Pebble Partnership’s property. On September 17, 2024 this "takings" action was stayed pending the outcome of the separate action to vacate the EPA’s Final Determination.

On June 7, 2024, the Company and the Pebble Partnership filed a motion to add the District as a defendant to the action filed against the EPA, and to amend the complaint to claim that the USACE’s permit decision was arbitrary and capricious. The amended complaint claims that the District’s initial permit denial, which informed the EPA’s Final Determination, was flawed in ways that the District itself subsequently acknowledged, including (i) that the project might damage the Bristol Bay fishery when the District's scientific review set forth in the final EIS had found just the opposite, and (ii) that there was risk of a catastrophic failure of the tailings facility when the final EIS concluded the opposite, determining the probability was very remote. The Company and the Pebble Partnership claim that the District’s refusal to proceed with the remand process is contradictory and prejudicial to the Company and the Pebble Partnership as the EPA’s Final Determination is based on the District’s conclusions which are, in part, required to be the reviewed under the remand process. In August 2024, the US Federal District Court in Alaska granted the motion to modify the existing complaint against the EPA by adding the District as an additional defendant.

On February 17, 2025, the Company announced that it had consented to a motion from the EPA and USACE to hold the litigation in abeyance for 90 days for the new agency leadership to decide how to proceed.

The State of Alaska filed a "takings" action in the US Court of Federal Claims in Washington, DC, in March 2024. The State of Alaska filed an action in Federal District Court in Alaska seeking to vacate the EPA veto of a development at Pebble in April 2024. The former action has also been stayed pending the outcome of the latter.

In June 2024, Iliamna Natives Limited ("INL") and Alaska Peninsula Corporation ("APC") filed suit against the EPA for exceeding its authority with the veto action against the Pebble Project. Both INL and APC are Alaska Native Village corporations representing two of the communities closest to the Pebble Project.

The State’s action against the EPA’s veto and the INL/APC action have been consolidated by the court with the Company’s action, and those others are in abeyance alongside the Company’s action.